Fair Value Measurements (Details) - DPCM Capital, Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022
Cash	$ 348,000	$ 3,122
U.S. Treasury Securities [Member]
Marketable Securities	300,182,974,000	$ 300,623,778
Private Placement [Member]
Fair value of warrant	4,800,000
Public [Member]
Fair value of warrant	$ 6,000,000